Vanguard® U.S. Multifactor ETF
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (3.1%)
	Newmont Corp. (XNYS)	52,384	3,897
	Mueller Industries Inc.	14,913	1,431
	Freeport-McMoRan Inc.	28,451	1,263
	Anglogold Ashanti plc (XNYS)	16,554	938
	CF Industries Holdings Inc.	8,835	765
*	Intrepid Potash Inc.	15,799	481
	Mosaic Co.	14,179	473
	Commercial Metals Co.	7,748	447
	Ryerson Holding Corp.	18,100	413
	Royal Gold Inc.	2,134	383
	Reliance Inc.	1,078	319
	Fastenal Co.	5,194	258
*	Constellium SE	12,337	179
*	NWPX Infrastructure Inc.	2,809	149
	Carpenter Technology Corp.	312	75
			11,471
Consumer Discretionary (18.6%)
	Walmart Inc.	29,666	2,877
*	Spotify Technology SA	3,533	2,409
	Booking Holdings Inc.	369	2,066
	Nexstar Media Group Inc.	8,279	1,693
	Target Corp.	17,318	1,662
	Expedia Group Inc.	6,880	1,478
	Travel & Leisure Co.	21,856	1,382
*	United Airlines Holdings Inc.	12,556	1,318
	BorgWarner Inc. (XNYS)	30,161	1,290
*	AutoZone Inc.	263	1,104
	Royal Caribbean Cruises Ltd.	3,037	1,103
*	Amazon.com Inc.	4,711	1,079
	Macy's Inc.	79,840	1,056
*	Carnival Corp.	32,041	1,022
	Signet Jewelers Ltd.	11,422	1,006
	Dana Inc.	49,222	992
*	Stride Inc.	5,963	973
	Costco Wholesale Corp.	1,026	968
	eBay Inc.	10,643	964
*	SharkNinja Inc.	7,862	920
	Fox Corp. Class A	15,340	916
*	Airbnb Inc. Class A	6,954	908
	Hasbro Inc.	11,092	900
*	Mattel Inc.	46,451	850
	Delta Air Lines Inc.	13,456	831
	Dollar General Corp.	7,400	805
*	American Airlines Group Inc.	59,381	794
*	G-III Apparel Group Ltd.	29,290	791
	H&R Block Inc.	15,418	776
	Electronic Arts Inc.	4,443	764
	Fox Corp. Class B	13,857	756
	Perdoceo Education Corp.	23,025	754
	Ralph Lauren Corp.	2,494	741
*	Grand Canyon Education Inc.	3,672	740
	Interface Inc.	27,309	730
	Garrett Motion Inc.	53,507	695
	Tapestry Inc.	6,742	686
*	Chewy Inc. Class A	16,695	684
	Academy Sports & Outdoors Inc.	12,403	664
	Walt Disney Co.	5,530	655
	Sonic Automotive Inc. Class A	7,780	639
*	Ulta Beauty Inc.	1,268	625

		Shares	Market Value ($000)
*	Dorman Products Inc.	3,800	615
*	Coursera Inc.	52,984	609
*	BJ's Wholesale Club Holdings Inc.	5,981	584
	News Corp. Class B	16,622	563
*,1	Nexxen International Ltd.	55,890	561
*	Goodyear Tire & Rubber Co.	65,180	553
	Gap Inc.	24,712	544
	New York Times Co. Class A	8,932	534
	Build-A-Bear Workshop Inc.	8,781	534
	John Wiley & Sons Inc. Class A	12,842	521
	Phinia Inc.	8,877	519
*	Crocs Inc.	5,932	517
	Group 1 Automotive Inc.	1,107	515
*	Alaska Air Group Inc.	8,184	514
	Best Buy Co. Inc.	6,960	513
*	Corsair Gaming Inc.	57,330	512
*	Laureate Education Inc.	18,587	511
*	Coupang Inc.	17,703	506
*	Aptiv plc	6,234	496
	Ethan Allen Interiors Inc.	16,597	490
	Monarch Casino & Resort Inc.	4,675	488
*	Citi Trends Inc.	13,592	484
	Super Group SGHC Ltd.	41,399	481
	Boyd Gaming Corp.	5,441	467
	Dillard's Inc. Class A	873	465
*	Dollar Tree Inc.	4,237	463
*	Brinker International Inc.	2,936	458
*	American Axle & Manufacturing Holdings Inc.	74,516	434
*	Sally Beauty Holdings Inc.	31,349	434
*	National Vision Holdings Inc.	18,451	423
*	Universal Technical Institute Inc.	15,625	415
*	Central Garden & Pet Co. Class A	12,456	411
*	TripAdvisor Inc.	22,789	397
	Williams-Sonoma Inc.	1,974	371
	La-Z-Boy Inc.	9,967	368
	Bath & Body Works Inc.	12,146	355
*	Etsy Inc.	6,266	332
*	Urban Outfitters Inc.	4,787	321
*	Adtalem Global Education Inc.	2,422	317
	Lear Corp.	2,776	305
*	Rush Street Interactive Inc.	12,957	289
	HNI Corp.	6,390	287
	PriceSmart Inc.	2,663	286
*	Netflix Inc.	234	283
*	Viking Holdings Ltd.	4,203	267
*	ODP Corp.	12,567	255
*	Central Garden & Pet Co.	6,825	249
*	Global Business Travel Group I	29,792	248
*	Warner Bros Discovery Inc.	21,093	246
	Wynn Resorts Ltd.	1,828	232
*	Gambling.com Group Ltd.	26,368	230
*	Adient plc	8,698	216
	Standard Motor Products Inc.	5,448	211
*	Thryv Holdings Inc.	16,362	210
	Upbound Group Inc.	7,748	197
*	Malibu Boats Inc. Class A	5,817	193
	Sinclair Inc.	13,041	189
	Leggett & Platt Inc.	19,012	183
	Sirius XM Holdings Inc.	7,744	183
*	Liquidity Services Inc.	6,432	171
*	Gannett Co. Inc.	41,573	171
	LCI Industries	1,576	166
*	SkyWest Inc.	1,325	161
	Southwest Airlines Co.	4,876	160
	Haverty Furniture Cos. Inc.	6,909	156
	Sturm Ruger & Co. Inc.	4,452	154
	Carter's Inc.	5,304	151
	Rush Enterprises Inc. Class A	2,597	149
	Buckle Inc.	2,478	140
*	Coty Inc. Class A	29,105	125

		Shares	Market Value ($000)
	Graham Holdings Co. Class B	106	115
	Dine Brands Global Inc.	4,638	111
	Acushnet Holdings Corp.	1,403	108
*	Sonos Inc.	7,453	104
	Movado Group Inc.	5,460	100
*	United Parks & Resorts Inc.	1,498	79
	Global Industrial Co.	2,105	79
			69,820
Consumer Staples (7.3%)
	Altria Group Inc.	62,408	4,194
	McKesson Corp.	4,517	3,102
	CVS Health Corp.	34,105	2,495
	Philip Morris International Inc.	13,639	2,279
	Kroger Co.	18,843	1,278
	Albertsons Cos. Inc. Class A	60,203	1,172
	Ingredion Inc.	7,634	989
	Weis Markets Inc.	12,455	892
	Sysco Corp.	10,871	875
	Ingles Markets Inc. Class A	12,498	846
*	US Foods Holding Corp.	10,857	843
	Kimberly-Clark Corp.	6,296	813
	Cal-Maine Foods Inc.	7,016	811
*	Seneca Foods Corp. Class A	5,739	650
	Fresh Del Monte Produce Inc.	17,509	635
	Kenvue Inc.	28,301	586
*	Performance Food Group Co.	5,517	559
	Pilgrim's Pride Corp.	11,336	504
	Dole plc	33,885	499
	Turning Point Brands Inc.	4,602	458
*	Monster Beverage Corp.	7,283	455
*	Sprouts Farmers Market Inc.	3,183	447
	Cencora Inc.	1,420	414
	Corteva Inc.	4,522	335
	Universal Corp.	4,505	252
*	Chefs' Warehouse Inc.	3,657	231
	ACCO Brands Corp.	52,659	212
*	Medifast Inc.	13,167	185
	Coca-Cola Consolidated Inc.	1,420	166
*	USANA Health Sciences Inc.	4,975	159
			27,336
Energy (4.3%)
	EOG Resources Inc.	25,570	3,192
	Weatherford International plc	21,969	1,400
	TechnipFMC plc	31,709	1,166
	Cheniere Energy Inc.	3,425	828
	Exxon Mobil Corp.	7,069	808
	Chevron Corp.	4,583	736
*	Talos Energy Inc.	72,260	714
*,1	PrimeEnergy Resources Corp.	4,633	701
	Magnolia Oil & Gas Corp. Class A	27,881	694
	Baker Hughes Co.	14,453	656
*	ProPetro Holding Corp.	109,893	560
	APA Corp.	23,518	546
*	DNOW Inc.	33,464	535
	World Kinect Corp.	17,361	465
*	Gulfport Energy Corp.	2,182	380
	Riley Exploration Permian Inc.	12,448	364
	Ovintiv Inc. (XNYS)	5,942	250
	Granite Ridge Resources Inc.	42,539	237
*	Antero Resources Corp.	7,208	230
	Matador Resources Co.	4,536	228
*	NPK International Inc.	20,749	216
	Murphy Oil Corp.	8,484	211
	Chord Energy Corp.	1,830	201
	Range Resources Corp.	5,353	183
	RPC Inc.	36,465	174
	Diversified Energy Co. plc	9,126	150
*	Matrix Service Co.	9,699	147
			15,972

		Shares	Market Value ($000)
Financials (25.6%)
	Bank of New York Mellon Corp.	38,940	4,112
	Wells Fargo & Co.	48,781	4,009
	JPMorgan Chase & Co.	9,505	2,865
	Ameriprise Financial Inc.	4,901	2,523
	Goldman Sachs Group Inc.	3,350	2,497
	Popular Inc.	15,074	1,894
	American International Group Inc.	22,988	1,869
	State Street Corp.	15,596	1,793
	Hartford Insurance Group Inc.	12,043	1,593
	OneMain Holdings Inc.	25,072	1,551
	Old Republic International Corp.	37,592	1,503
	MGIC Investment Corp.	53,914	1,500
	OFG Bancorp	30,829	1,380
	Northern Trust Corp.	10,350	1,359
	Citizens Financial Group Inc.	25,869	1,352
	Citigroup Inc.	13,227	1,277
	Bank of America Corp.	24,622	1,249
	East West Bancorp Inc.	11,750	1,235
	International Bancshares Corp.	16,982	1,215
	Fifth Third Bancorp	25,532	1,169
	Enact Holdings Inc.	31,021	1,168
	Affiliated Managers Group Inc.	5,109	1,149
	Banc of California Inc.	66,414	1,124
	Commerce Bancshares Inc.	17,707	1,097
	Aflac Inc.	10,208	1,091
	Bank of NT Butterfield & Son Ltd.	24,094	1,087
	Acadian Asset Management Inc.	21,267	1,084
	Morgan Stanley	7,186	1,081
	Aon plc Class A (XNYS)	2,932	1,076
	SLM Corp.	34,364	1,075
	Cboe Global Markets Inc.	4,454	1,051
	CNO Financial Group Inc.	25,744	1,016
	Pathward Financial Inc.	12,731	1,012
	First BanCorp (XNYS)	44,824	996
	Amalgamated Financial Corp.	33,673	973
	Central Pacific Financial Corp.	30,651	960
	Webster Financial Corp.	15,403	958
	Globe Life Inc.	6,566	919
	Employers Holdings Inc.	21,016	909
	1st Source Corp.	13,809	890
	Preferred Bank	9,224	871
	Hanmi Financial Corp.	33,086	832
	Primerica Inc.	3,078	829
	First Horizon Corp.	35,550	803
	WSFS Financial Corp.	13,674	797
	Willis Towers Watson plc	2,385	779
*	Genworth Financial Inc.	90,653	777
	Cathay General Bancorp	15,476	772
	First Citizens BancShares Inc. Class A	388	770
	Axis Capital Holdings Ltd.	7,593	749
	RenaissanceRe Holdings Ltd.	3,046	740
*	NMI Holdings Inc.	18,662	734
	Banco Latinoamericano de Comercio Exterior SA	15,868	732
	MetLife Inc.	8,873	722
*	Markel Group Inc.	360	705
*	SiriusPoint Ltd.	37,274	698
	Corebridge Financial Inc.	19,754	687
	Unum Group	9,827	686
	Northeast Bank	5,949	658
	Enterprise Financial Services Corp.	10,661	653
	Jackson Financial Inc. Class A	6,429	635
	W R Berkley Corp.	8,754	628
	Regions Financial Corp.	22,854	626
	Radian Group Inc.	17,776	620
	BOK Financial Corp.	5,475	610
	Navient Corp.	43,127	591
*	Texas Capital Bancshares Inc.	6,531	565
	Equitable Holdings Inc.	10,063	536
	Assured Guaranty Ltd.	6,393	525

		Shares	Market Value ($000)
	Univest Financial Corp.	16,549	524
	FirstCash Holdings Inc.	3,551	523
	Mercury General Corp.	6,641	514
	Raymond James Financial Inc.	2,972	504
	Universal Insurance Holdings Inc.	20,446	499
	BGC Group Inc. Class A	50,871	499
	City Holding Co.	3,853	495
	Virtu Financial Inc. Class A	11,747	492
	Fidelis Insurance Holdings Ltd.	28,091	491
	Ameris Bancorp	6,642	487
	Heritage Financial Corp.	19,607	479
	First Merchants Corp.	10,839	450
	Hancock Whitney Corp.	6,974	439
	S&T Bancorp Inc.	11,050	437
	Victory Capital Holdings Inc. Class A	6,103	435
	LPL Financial Holdings Inc.	1,189	433
	Trustmark Corp.	10,351	417
	Tompkins Financial Corp.	5,887	413
	Westamerica BanCorp	8,246	412
	Fulton Financial Corp.	20,888	411
*	Brighthouse Financial Inc.	8,631	408
	SEI Investments Co.	4,600	406
	Interactive Brokers Group Inc. Class A	6,044	376
	Northrim BanCorp Inc.	3,959	372
	BankUnited Inc.	9,353	367
	OceanFirst Financial Corp.	19,526	359
	Peapack-Gladstone Financial Corp.	12,061	350
	TriCo Bancshares	7,214	328
	Independent Bank Corp.	9,924	326
*	Coastal Financial Corp.	2,815	322
	Towne Bank	8,397	308
	Southside Bancshares Inc.	9,657	302
	Kemper Corp.	4,858	261
	Capitol Federal Financial Inc.	39,092	253
	Comerica Inc.	3,469	245
	Community Trust Bancorp Inc.	4,084	239
	Stock Yards Bancorp Inc.	2,948	238
	Tiptree Inc.	9,434	221
	M&T Bank Corp.	1,059	214
	Horace Mann Educators Corp.	4,397	202
	CNA Financial Corp.	4,009	199
	TrustCo Bank Corp. NY	4,981	198
*	Hamilton Insurance Group Ltd. Class B	8,162	195
	Diamond Hill Investment Group Inc.	1,230	179
	Mercantile Bank Corp.	3,232	159
	Peoples Bancorp Inc.	5,143	159
	Esquire Financial Holdings Inc.	1,504	148
	First Hawaiian Inc.	5,009	130
	Stellar Bancorp Inc.	3,400	105
	United Fire Group Inc.	3,117	96
	Essent Group Ltd.	1,325	83
			96,093
Health Care (12.2%)
	Gilead Sciences Inc.	35,407	4,000
	Bristol-Myers Squibb Co.	71,422	3,370
	HCA Healthcare Inc.	7,022	2,837
	Johnson & Johnson	15,331	2,716
	AbbVie Inc.	11,821	2,487
	Medtronic plc	20,156	1,871
*	Incyte Corp.	15,193	1,285
*	Jazz Pharmaceuticals plc	8,083	1,033
	Premier Inc. Class A	38,269	991
*	Indivior plc	38,207	928
*	Innoviva Inc.	44,231	904
*	Supernus Pharmaceuticals Inc.	19,636	886
*	Alkermes plc	30,332	879
*	Solventum Corp.	11,740	858
	Amgen Inc.	2,937	845
*	Pediatrix Medical Group Inc.	46,964	808

		Shares	Market Value ($000)
*	Amneal Pharmaceuticals Inc.	82,389	788
*	Exelixis Inc.	20,859	781
*	Pacira BioSciences Inc.	29,213	779
*	United Therapeutics Corp.	2,556	779
	Merck & Co. Inc.	9,098	765
*	Henry Schein Inc.	10,610	738
	Cardinal Health Inc.	4,726	703
	ResMed Inc.	2,546	699
*	Aurinia Pharmaceuticals Inc.	56,787	681
	SIGA Technologies Inc.	75,811	636
*	CorMedix Inc.	39,929	592
*	Halozyme Therapeutics Inc.	7,713	564
*	Doximity Inc. Class A	8,148	554
*	Enhabit Inc.	68,043	536
*	AngioDynamics Inc.	51,106	524
*	Corcept Therapeutics Inc.	7,473	521
*	Tactile Systems Technology Inc.	37,953	505
*	AdaptHealth Corp.	49,028	465
*	Harmony Biosciences Holdings Inc.	12,483	460
*	PTC Therapeutics Inc.	9,286	458
*	Bioventus Inc. Class A	60,900	451
*	ACADIA Pharmaceuticals Inc.	15,922	414
*	Masimo Corp.	2,953	413
	HealthStream Inc.	14,417	405
	Embecta Corp.	25,827	374
*	Healthcare Services Group Inc.	23,490	367
	QIAGEN NV	7,804	363
*	TruBridge Inc.	17,113	342
*	Catalyst Pharmaceuticals Inc.	15,882	327
	Royalty Pharma plc Class A	8,557	308
	iRadimed Corp.	4,106	297
*	Veeva Systems Inc. Class A	999	269
	Pfizer Inc.	10,199	252
*	LivaNova plc	3,959	223
*	Envista Holdings Corp.	10,094	214
*	Elanco Animal Health Inc. (XNYS)	11,289	207
*	Teladoc Health Inc.	26,635	206
	DENTSPLY SIRONA Inc.	13,302	190
*	Avanos Medical Inc.	15,365	183
*	BioCryst Pharmaceuticals Inc.	21,714	180
	Perrigo Co. plc	7,369	175
*	OptimizeRx Corp.	9,317	168
*	Talkspace Inc.	56,899	151
*	Orthofix Medical Inc.	9,606	144
*	Ardent Health Inc.	7,698	98
			45,947
Industrials (11.3%)
	American Express Co.	8,615	2,854
	GE Vernova Inc.	4,060	2,489
*	PayPal Holdings Inc.	29,516	2,072
	Synchrony Financial	23,404	1,787
	Johnson Controls International plc	15,353	1,641
	Comfort Systems USA Inc.	1,830	1,287
	Ryder System Inc.	6,858	1,286
	EMCOR Group Inc.	2,019	1,252
	Mastercard Inc. Class A	1,998	1,189
*	Fiserv Inc.	8,161	1,128
	CH Robinson Worldwide Inc.	7,024	904
	Teekay Corp. Ltd.	108,875	893
	Trane Technologies plc	2,060	856
	Primoris Services Corp.	7,073	838
*	Resideo Technologies Inc.	24,094	820
	WESCO International Inc.	3,602	792
	Valmont Industries Inc.	2,066	758
	Heidrick & Struggles International Inc.	14,484	736
	Genpact Ltd.	16,222	736
	Teekay Tankers Ltd. Class A	13,702	674
	Allison Transmission Holdings Inc.	7,399	646
*	CompoSecure Inc. Class A	32,806	627

		Shares	Market Value ($000)
	ADT Inc.	70,618	615
	Astec Industries Inc.	12,933	599
	REV Group Inc.	11,163	594
	Argan Inc.	2,600	593
*	IBEX Holdings Ltd.	19,017	562
	AGCO Corp.	5,067	548
*	Hudson Technologies Inc.	50,673	515
*	Euronet Worldwide Inc.	5,247	489
	Myers Industries Inc.	29,001	485
	Ardagh Metal Packaging SA	131,342	485
	DHT Holdings Inc.	40,264	472
	Western Union Co.	52,086	452
	Watts Water Technologies Inc. Class A	1,597	442
*	ExlService Holdings Inc.	9,630	422
*	BrightView Holdings Inc.	29,230	421
	Preformed Line Products Co.	2,151	411
	Barrett Business Services Inc.	8,063	393
*	Gates Industrial Corp. plc	14,149	362
*	Mohawk Industries Inc.	2,574	342
	Deluxe Corp.	16,451	323
	Mueller Water Products Inc. Class A	12,268	323
	Ennis Inc.	16,082	294
*	Huron Consulting Group Inc.	2,143	294
	General Electric Co.	1,036	285
*	Astronics Corp.	7,813	284
	Ardmore Shipping Corp.	24,065	280
	Tecnoglass Inc.	3,749	272
	Acuity Inc.	826	270
	Snap-on Inc.	813	264
	Capital One Financial Corp.	1,127	256
*	DXP Enterprises Inc.	2,045	255
*	Generac Holdings Inc.	1,372	254
	Crown Holdings Inc.	2,491	248
*	O-I Glass Inc.	19,032	247
	UniFirst Corp.	1,380	245
*	AMN Healthcare Services Inc.	10,376	216
	Genco Shipping & Trading Ltd.	12,573	212
*	Titan Machinery Inc.	10,308	206
	Robert Half Inc.	5,437	203
	Air Lease Corp.	3,074	185
	Scorpio Tankers Inc.	3,561	179
	Applied Industrial Technologies Inc.	676	178
	EVERTEC Inc.	4,558	163
	Smurfit WestRock plc	3,361	159
	Kennametal Inc.	7,025	151
	Matson Inc.	1,261	131
	Alamo Group Inc.	583	123
	Griffon Corp.	1,555	118
*	WEX Inc.	602	103
	MSC Industrial Direct Co. Inc. Class A	1,057	95
*	Keysight Technologies Inc.	573	94
*	MasTec Inc.	477	87
	Resources Connection Inc.	16,252	83
			42,547
Technology (12.3%)
	Micron Technology Inc.	31,229	3,717
	Meta Platforms Inc. Class A	3,512	2,594
	Lam Research Corp.	19,803	1,983
	NVIDIA Corp.	7,883	1,373
	Intuit Inc.	1,852	1,235
*	Kyndryl Holdings Inc.	37,599	1,195
	International Business Machines Corp.	4,571	1,113
	QUALCOMM Inc.	6,753	1,085
*	Yelp Inc.	32,160	1,017
	Alphabet Inc. Class A	4,696	1,000
*	Daktronics Inc.	55,430	962
*	Crowdstrike Holdings Inc. Class A	2,151	911
*	Autodesk Inc.	2,889	909
*	LiveRamp Holdings Inc.	29,882	834

		Shares	Market Value ($000)
*	F5 Inc.	2,532	793
*	Maplebear Inc.	18,258	792
*	Photronics Inc.	34,750	788
	Match Group Inc.	20,894	780
*	EverQuote Inc. Class A	32,055	745
*	Dropbox Inc. Class A	25,244	734
*	Qorvo Inc.	7,637	693
	Amdocs Ltd.	7,824	670
	Jabil Inc.	3,197	655
*	Box Inc. Class A	19,461	635
	Dell Technologies Inc. Class C	5,172	632
*	ScanSource Inc.	14,203	620
*	Cargurus Inc.	17,643	611
*	Zoom Communications Inc.	7,490	610
*	NetScout Systems Inc.	24,320	605
*	Cirrus Logic Inc.	5,240	598
*	Diebold Nixdorf Inc.	9,753	596
*	Rambus Inc.	7,811	576
	OneSpan Inc.	37,784	572
	CSG Systems International Inc.	8,694	558
*	Twilio Inc. Class A	5,244	554
*	Penguin Solutions Inc.	22,445	542
	Broadcom Inc.	1,797	534
	Gen Digital Inc. (XNGS)	17,240	521
	Clear Secure Inc. Class A	13,907	505
*	Yext Inc.	52,723	479
*	DoorDash Inc. Class A	1,944	477
	NetApp Inc.	4,131	466
	Hewlett Packard Enterprise Co.	19,304	436
	Concentrix Corp.	8,076	426
*	Domo Inc. Class B	28,462	418
	Adeia Inc.	27,647	416
*	DXC Technology Co.	27,992	405
*	RingCentral Inc. Class A	12,951	395
	Western Digital Corp.	4,834	388
*	Commvault Systems Inc.	2,070	386
*	Docusign Inc.	4,769	366
*	Sanmina Corp.	3,046	358
*	Fortinet Inc.	4,130	325
*	Consensus Cloud Solutions Inc.	11,533	306
	Red Violet Inc.	6,058	304
	Pegasystems Inc.	5,562	302
	Skyworks Solutions Inc.	4,035	302
	TD SYNNEX Corp.	1,950	289
*	IAC Inc.	7,569	277
	A10 Networks Inc.	14,947	265
*	Viant Technology Inc. Class A	25,468	265
*	Vimeo Inc.	60,089	252
	Alphabet Inc. Class C	1,166	249
	Xerox Holdings Corp.	62,575	249
*	Arrow Electronics Inc.	1,939	245
*	Okta Inc.	2,169	201
	Corning Inc.	2,699	181
*	Mitek Systems Inc.	15,658	159
	Avnet Inc.	2,672	146
*	Definitive Healthcare Corp.	35,439	143
*	Kimball Electronics Inc.	4,407	127
*	Bumble Inc. Class A	18,530	114
*	UiPath Inc. Class A	8,303	92
*	Flex Ltd.	1,590	85
	PC Connection Inc.	1,168	75
	Climb Global Solutions Inc.	603	75
	ePlus Inc.	1,027	74
			46,365
Telecommunications (5.0%)
	AT&T Inc.	139,480	4,085
	T-Mobile US Inc.	10,693	2,695
	Cisco Systems Inc.	38,812	2,681
	Verizon Communications Inc.	56,856	2,515

		Shares	Market Value ($000)
*	Ciena Corp.	11,653	1,095
	Millicom International Cellular SA	21,623	1,045
*	ADTRAN Holdings Inc.	90,454	848
*	NETGEAR Inc.	22,746	618
	IDT Corp. Class B	9,541	611
*	Extreme Networks Inc.	22,009	471
	InterDigital Inc.	1,503	408
*	Digi International Inc.	11,717	407
	Ubiquiti Inc.	722	381
*	Calix Inc.	4,654	277
*	Harmonic Inc.	27,554	265
*	Aviat Networks Inc.	7,567	174
*	Xperi Inc.	20,178	121
			18,697
Total Common Stocks (Cost $318,214)			374,248
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[2,3]	Vanguard Market Liquidity Fund, 4.362% (Cost $1,232)	12,326	1,233
Total Investments (100.0%) (Cost $319,446)			375,481
Other Assets and Liabilities—Net (0.0%)			(48)
Net Assets (100%)			375,433
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $411.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $438 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Micro E-mini S&P 500 Index	September 2025	23	744	34
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2025, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.